Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000042685
Account Value [Line Items]
Line Graph and Table Measure Name			Causeway Emerging Markets Fund, Institutional Class
Accumulated Value		$ 1,000,000		$ 1,107,002	$ 1,384,637	$ 1,339,697	$ 1,270,691	$ 1,395,057	$ 1,647,024	$ 1,179,361	$ 1,383,624	$ 1,812,818	$ 2,186,170
C000042684
Account Value [Line Items]
Line Graph and Table Measure Name			Causeway Emerging Markets Fund, Investor Class
Accumulated Value		10,000		11,053	13,784	13,301	12,594	13,796	16,249	11,597	13,598	17,755	21,373
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		MSCI Emerging Markets Index (USD) (NR)
Accumulated Value		1,000,000		1,167,834	1,430,123	1,418,512	1,389,909	1,536,388	1,816,076	1,305,501	1,458,236	1,838,138	2,156,552
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		MSCI Emerging Markets Index (USD) (NR)
Accumulated Value		$ 10,000		$ 11,678	$ 14,301	$ 14,185	$ 13,899	$ 15,364	$ 18,161	$ 13,055	$ 14,582	$ 18,381	$ 21,566

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).